Property Plant and Equipment Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 177,211,000	$ 173,407,000	$ 181,537,000
Capitalized interest cost	2,537,000	1,816,000	2,129,000
Bahamas And Canada
Property, Plant and Equipment [Line Items]
Net fixed assets in foreign countries	69,073,000	72,181,000
Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 171,940,000	$ 169,974,000	$ 178,426,000